Consolidated statements of cash flows - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Operating activities
Net loss for the period	$ (53.7)	$ (226.6)	$ (9.4)
Items not affecting cash:
Share-based compensation	17.5	4.0	0.3
Excess of fair value over consideration transferred	0.0	152.7	0.0
Depreciation	10.1	2.9	1.1
Amortization of government grants	0.0	0.0	(2.2)
Loss on disposal of assets	(0.2)	0.0	0.1
Foreign exchange (gain) loss on translation	(1.4)	0.7	(0.3)
Fair value (gain) loss on financial instruments	(67.5)	38.3	0.1
Share-based professional fees	0.0	0.0	0.5
Interest expense	17.4	3.0	0.5
Interest income	(7.0)	(0.1)	0.0
Interest paid	(2.4)	(1.9)	(0.5)
Interest received	5.4	0.1	0.0
Cash flows from (used in) operations before changes in working capital	(81.8)	(26.9)	(9.8)
Changes in non-cash working capital items
Accounts receivable	2.6	(3.5)	(0.5)
Other receivables	(5.2)	(0.7)	0.4
Prepayments and deposits	(3.6)	(4.8)	(0.6)
Inventories	(6.2)	(1.0)	(0.1)
Accounts payable and accrued liabilities	21.6	12.3	3.2
Cash used by operating activities	(72.6)	(24.6)	(7.4)
Investing activity
Purchases of plant and equipment	(112.3)	(18.2)	(5.1)
Prepaid equipment deposits	(76.4)	(3.2)	0.0
Prepaid construction charges	(1.4)	0.0	0.0
Cash used by investing activities	(190.1)	(21.4)	(5.1)
Financing activities
Proceeds from exercise of stock options	0.0	0.2	0.0
Proceeds from exercise of warrants	0.1	0.0	0.0
Proceeds from convertible debt	198.7	98.4	0.0
Proceeds from loan payable	0.0	10.1	2.1
Proceeds from government grants	0.0	0.0	1.2
Capital contribution from the holders of non-controlling interest	0.3	0.0	0.0
Repayment of lease principal	(4.7)	(0.9)	(0.4)
Repayment of loan payable	0.0	(12.5)	0.0
Cash provided by financing activities	244.1	642.2	9.4
Net change in cash and cash equivalents	(18.6)	596.2	(3.1)
Cash and cash equivalents, beginning of year	596.9	0.7	3.8
Cash and cash equivalents, end of year	578.3	596.9	0.7
Non-cash investing activities
Purchase of plant and equipment in payables and accruals	7.2	2.1	0.0
Non cash purchase of plant and equipment	0.0	2.1	0.0
Non-cash financing activities
Equity issued for non-cash costs	0.0	0.0	0.9
Private Shares
Financing activities
Proceeds from private and public shares, net of share issuance costs	0.0	21.6	6.5
Public Shares
Financing activities
Proceeds from private and public shares, net of share issuance costs	$ 49.7	$ 525.3	$ 0.0